Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Trading Symbol	TNK
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	136,071,379
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	23,232,757